Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Retained Earnings [Member]	Total
Balance, beginning of year at Dec. 31, 2021				$ 4,241,773
Shareholders' capital
Vesting of equity based awards	$ 44,811	$ (44,811)
Equity based compensation	13,699	30,691
Share-settled dividends on vested equity based awards	4,377		$ (4,377)
Repurchase of shares	(60,866)		(10,942)	71,659
Balance, end of year at Dec. 31, 2022				4,243,794
Balance, beginning of year at Dec. 31, 2021				49,529
Contributed surplus
Equity based compensation	13,699	30,691
Vesting of equity based awards	44,811	(44,811)
Balance, end of year at Dec. 31, 2022				35,409
Balance, beginning of year at Dec. 31, 2021				28,467
Accumulated other comprehensive income.
Currency translation adjustments				60,543
Hedge accounting reserve				5,599
Fair value adjustment on investment in securities				28,896
Balance, end of year at Dec. 31, 2022				123,505
Balance, beginning of year at Dec. 31, 2021				(2,253,624)
Deficit
Net (loss) earnings			1,313,062	1,313,062
Dividends declared			(45,769)
Share-settled dividends on vested equity based awards	4,377		(4,377)
Repurchase of shares	(60,866)		(10,942)	71,659
Balance, end of year at Dec. 31, 2022				(1,001,650)
Deficit
Total shareholders' equity				3,401,058
Vesting of equity based awards	23,575	(23,575)
Equity based compensation	11,242	31,514
Share-settled dividends on vested equity based awards	1,179		(1,179)
Repurchase of shares	(137,224)		42,096	94,838
Balance, end of year at Dec. 31, 2023				4,142,566
Contributed surplus
Equity based compensation	11,242	31,514
Vesting of equity based awards	23,575	$ (23,575)
Balance, end of year at Dec. 31, 2023				43,348
Accumulated other comprehensive income.
Currency translation adjustments				(16,468)
Hedge accounting reserve				6,357
Fair value adjustment on investment in securities				(4,092)
Balance, end of year at Dec. 31, 2023				109,302
Deficit
Net (loss) earnings			(237,587)	(237,587)
Dividends declared			(65,248)
Share-settled dividends on vested equity based awards	1,179		(1,179)
Repurchase of shares	$ (137,224)		$ 42,096	94,838
Balance, end of year at Dec. 31, 2023				(1,263,568)
Deficit
Total shareholders' equity				$ 3,031,648